Changes in accounting policies - Additional information (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Other Disclosures [Line Items]
Equity	$ (57,098)	$ (56,590)	$ (58,169)	$ (51,903)
Adjustment for transition to new accounting pronouncements
Other Disclosures [Line Items]
Equity		$ 17